LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
LONG TERM INVESTMENTS

12. LONG TERM INVESTMENTS

Long term investments consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Equity investments without readily determinable fair value	160,000	—
Total long-term investments	160,000	—

In May 2023, the Company invested, as one of the founding shareholders, in Fresh First Inc. or “FF”, a grocery delivery and online store platform focused on Asian markets in the eastern United States. Neither the Company nor its wholly-owned subsidiaries directly participate in the daily operations of FF, which has its own independent professional operation team. As of December 31, 2023, the Company has invested $160,000 in FF and holds about 13.67% of FF’s equity.

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Company’s equity investments measured using the measurement alternative was $160,000 as of December 31, 2023. There was no impairment recognized for the year ended December 31, 2023.